Other Balance Sheet Information - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) acquisition	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts	$ 700,000		$ 700,000	$ 200,000
Inventory reserves	14,200,000	$ 8,900,000	10,400,000	11,200,000	$ 22,400,000
Impairment of long-lived assets	$ 0		$ 0	$ 0	$ 0
Number of businesses acquired | acquisition	0		2
Impairment of goodwill and intangible assets	$ 0	$ 0